Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stock-Based Compensation [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

As of June 30, 2020, the Company had 146,224 options to purchase common stock outstanding.

In June 2013, the Company’s shareholders voted to approve the Rexahn Pharmaceuticals, Inc. 2013 Stock Option Plan (the “2013 Plan”).  Under the 2013 Plan, the Company grants equity awards to key employees, directors and consultants of the Company.  The Company has reserved 283,333 shares of common stock for issuance pursuant to the 2013 Plan. As of June 30, 2020, there were 142,066 options outstanding under the 2013 Plan, and 136,236 shares were available for issuance.  In addition, as of June 30, 2020, there were 4,158 options outstanding under a previously established stock option plan under which no new stock options may be granted.

Accounting for Awards

Stock-based compensation expense is the estimated fair value of options granted amortized on a straight-line basis over the requisite vesting service period for the entire portion of the award. Total stock-based compensation recognized by the Company for the three and six months ended June 30, 2020 and 2019 is as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Statement of operations line item:
General and administrative	$66,351	$119,719	$138,771	$236,398
Research and development	2,718	7,934	6,600	52,255

Total	$69,069	$127,653	$145,371	$288,653

No income tax benefit has been recognized in the statement of operations for stock-based compensation arrangements as the Company has provided for a 100% valuation allowance on its deferred tax assets.

Summary of Stock Option Transactions

A summary of stock option activity for the three months ended June 30, 2020 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2020	204,574	$35.60	7.3 years	$-
Granted	-	$-
Exercised	-	$-
Expired	(2,996)	$156.41
Cancelled	(55,354)	$59.54

Outstanding, June 30, 2020	146,224	$24.06	7.6 years	$-
Exercisable, June 30, 2020	98,834	$28.65	7.3 years	$-

A summary of the Company’s unvested options as of June 30, 2020 and changes during the six months ended June 30, 2020 is presented below:

	2020
	Number of Options	Weighted Average Fair Value at Grant Date
Unvested at January 1, 2020	81,311	$7.90
Granted	-	$-
Vested	(33,127)	$5.53
Cancelled	(794)	$9.12

Unvested at June 30, 2020	47,390	$9.55

As of June 30, 2020, there was $425,525 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average vesting period of 2.0 years.

11. Stock-Based Compensation

As of December 31, 2019, the Company had 204,574 options outstanding.

The Company grants equity awards to key employees, directors and consultants of the Company under the Rexahn Pharmaceuticals, Inc. 2013 Stock Option Plan (the “2013 Plan”).  The Company has reserved 283,333 shares of common stock for issuance pursuant to the 2013 Plan.  As of December 31, 2019, there were 187,420 options outstanding under the 2013 Plan, and 93,882 shares were available for issuance.  In addition, as of December 31, 2019, there were 17,154 options outstanding under a previously established stock option plan under which no new stock options may be granted.

Accounting for Awards

Stock-based compensation expense is the estimated fair value of options and RSUs granted amortized on a straight-line basis over the requisite vesting service period for the entire portion of the award.  Total stock-based compensation recognized by the Company for the years ended December 31, 2019 and 2018 is as follows:

	For the Year Ended December 31,
	2019	2018
Statement of operations line item:
General and administrative	$393,483	$883,855
Research and development	63,267	344,480

Total	$456,750	$1,228,335

No income tax benefit has been recognized in the statement of operations for stock-based compensation arrangements as the Company has provided for a 100% valuation allowance on its net deferred tax assets.

Summary of Stock Option Transactions

There were 52,465 stock options granted at exercise prices ranging from $5.23 to $7.45 with an aggregate fair value of $220,540 during the year ended December 31, 2019.  There were 123,587 stock options granted at exercise prices ranging from $13.08 to $27.48, with an aggregate fair value of $1,540,866, during the year ended December 31, 2018.

For the majority of the grants to employees, the vesting period is 25% on the first anniversary of the grant date and, thereafter, one thirty-sixth of the remaining option vests in equal installments on the first business day of each month until fully vested.  Options generally expire ten years from the date of grant.  For grants to non-employee directors and consultants of the Company, the vesting period is between one and three years, subject to the fulfillment of certain conditions in the individual stock agreements, or 100% upon the occurrence of certain events specified in the individual stock agreements.

The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model.  The Company took into consideration guidance under ASC 718 and SAB 107 when reviewing and updating assumptions.

Significant assumptions are determined as follows:

Expected Term.  The expected term is estimated using the simplified method whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option.

Volatility.  Volatility is based on the historical trading volatility of the Company’s stock on the date of grant for a period consistent with the expected term.

Risk-Free Interest Rate.  The risk-free interest rate is based on the zero-coupon U.S. Treasury instruments on the date of grant with a maturity date consistent with the expected term of the Company’s stock option grants.

Expected Dividend.  To date, the Company has not declared or paid any cash dividends and do not have any plans to do so in the future.  Therefore, the Company used an expected dividend yield of zero.

Forfeitures-The Company recognizes forfeitures as they occur.

The assumptions made in calculating the fair values of options are as follows:

	For the Year Ended December 31,
	2019	2018
Black-Scholes assumptions
Expected dividend yield	0%	0%
Expected volatility	74-75%	69-73%
Risk-free interest rate	1.9-2.6%	2.3-2.9%
Expected term (in years)	5.5-6 years	5.5-6 years

The following table summarizes share-based transactions:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2019	255,922	$41.88	7.8 years	$-
Granted	52,465	$6.41
Exercised	-	$-
Expired	(2,080)	$97.78
Cancelled	(101,733)	$34.99

Outstanding, December 31, 2019	204,574	$35.60	7.3 years	$-
Exercisable, December 31, 2019	123,263	$51.15	6.2 years	$-

There were no stock options exercised during the years ended December 31, 2019 and 2018.  The weighted average fair value of options granted was $4.20 and $12.48 for the years ended December 31, 2019 and 2018, respectively.

A summary of the Company’s unvested options as of December 31, 2019 and changes during the year ended December 31, 2019 is presented below:

	2019
	Number of Options	Weighted Average Fair Value at Grant Date
Unvested at January 1, 2019	131,531	$13.19
Granted	52,465	$4.20
Vested	(51,386)	$14.12
Cancelled	(51,299)	$11.47

Unvested at December 31, 2019	81,311	$7.90

As of December 31, 2019, there was $577,976 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average vesting period of 2.0 years.

Summary of Restricted Stock Unit Transactions

The fair value of an RSU award is the closing price of the Company’s common stock on the date of grant.  A summary of RSU activity for the year ended December 31, 2019 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding, January 1, 2019	1,394	$22.08
Granted	-	$-
Vested and Released	(464)	$22.08
Cancelled	(930)	$22.08

Outstanding, December 31, 2019	-	$-